Share-Based Compensation - Unit's activity (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation
Granted	10	10
Common B-1 Units
Share-Based Compensation
Unvested balance	522,086
Granted	683,889	4,475,029
Vested	(1,205,975)	(3,952,943)
Unvested balance		522,086